Eaton Vance

Short Duration Municipal Opportunities Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.1%

Security	Principal Amount (000’s omitted)	Value
Education — 7.8%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$409,123
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	250	265,810
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	274,415
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	254,246
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	319,080
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(1)	100	105,356
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(1)	165	179,802
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(1)	175	196,205
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(1)	160	183,966
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(1)	300	352,488
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/22(1)	100	108,431
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/23(1)	100	111,490
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/24(1)	135	154,313
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/25(1)	200	233,296
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26(1)	105	124,739
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/27(1)	110	133,058
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/28(1)	160	196,552
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/29(1)	165	205,730
District of Columbia, (District of Columbia International School), 5.00%, 7/1/21	200	209,910
District of Columbia, (District of Columbia International School), 5.00%, 7/1/25	500	582,100
District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	1,093,179
District of Columbia, (KIPP DC), 3.00%, 7/1/20	200	201,522
District of Columbia, (KIPP DC), 5.00%, 7/1/22	200	216,810
District of Columbia, (KIPP DC), 5.00%, 7/1/25	270	315,873
District of Columbia, (KIPP DC), 5.00%, 7/1/26	250	297,838
District of Columbia, (KIPP DC), 5.00%, 7/1/27	250	302,598
District of Columbia, (KIPP DC), 5.00%, 7/1/28	240	294,828
District of Columbia, (KIPP DC), 5.00%, 7/1/29	235	292,554
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	521,776
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/26	275	327,596
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/27	210	254,411
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/28	230	282,258
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/29	225	279,277
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/31	865	1,061,476
Georgia Private Colleges and Universities Authority, (Emory University), 2.03%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(2)	3,000	3,005,910
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/23	425	477,224
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	404,173

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	$355	$376,179
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	655,368
Michigan Finance Authority, (Cesar Chavez Academy), 3.25%, 2/1/24	400	401,056
Michigan Finance Authority, (Cesar Chavez Academy), 4.00%, 2/1/29	700	731,437
Montana State University, 2.06%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,750	1,750,490
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/22 (Put Date), 5/1/36	1,125	1,175,929
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/23 (Put Date), 5/1/36	1,225	1,299,443
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.65%, 7/1/33(3)	4,410	4,410,000
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 1.70%, 7/1/33(3)	1,050	1,050,000
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	523,646
New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,237,223
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,123,200
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.616%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(2)	6,750	6,753,307
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	700	703,108
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,850,664
Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,460	1,482,703
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/23	1,840	1,988,948
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,888,455
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	905	1,012,197
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/28	1,545	1,721,918
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	160	169,125
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.63%, 10/1/39(3)	7,070	7,070,000
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/27(4)	1,000	1,205,240
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/28(4)	1,000	1,222,100
University of North Carolina at Chapel Hill, 1.545%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(2)	900	901,557
University of Pittsburgh, PA, 1.97%, (SIFMA + 0.36%), 2/15/24(2)	5,000	5,011,650
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	215	231,779

		$62,176,135

Electric Utilities — 4.0%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,181,360
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,170	2,207,042
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,250	3,420,950
Long Island Power Authority, NY, Electric System Revenue, Series 2014C, 1.946%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	5,000	5,042,100
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 1.946%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	10,000	10,084,200

Security	Principal Amount (000’s omitted)	Value
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	$4,000	$3,997,680
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,070	1,073,627
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	415,492
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	665,484
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	568,275

		$31,656,210

Escrowed/Prerefunded — 0.1%
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	$100	$117,651
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	345	345,000

		$462,651

General Obligations — 17.2%
Allentown City School District, PA, 2.05%, 1/2/20	$4,250	$4,250,000
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	1,355	1,408,780
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/24	1,000	1,166,980
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,400
Berwyn, IL, 5.00%, 12/1/23	1,090	1,204,308
California, 3.00%, 10/1/33	780	834,171
California, 1.99%, (SIFMA + 0.38%), 12/1/22 (Put Date), 12/1/27(2)	6,000	6,016,680
Chicago Board of Education, IL, 0.00%, 12/1/25	500	427,730
Chicago Board of Education, IL, 4.00%, 12/1/20	250	254,625
Chicago Board of Education, IL, 4.00%, 12/1/22	700	734,069
Chicago Board of Education, IL, 5.00%, 12/1/20	945	970,978
Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,292,016
Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,195,360
Chicago Board of Education, IL, 5.00%, 12/1/24	2,000	2,232,200
Chicago, IL, 0.00%, 1/1/21	115	112,425
Chicago, IL, 0.00%, 1/1/24	225	202,545
Chicago, IL, 0.00%, 1/1/26	160	134,291
Chicago, IL, 5.00%, 12/1/22	1,000	1,027,780
Chicago, IL, 5.625%, 1/1/29	1,000	1,196,360
Connecticut, 5.00%, 4/15/23	3,200	3,585,888
Connecticut, 2.51%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,536,365
Dallas, TX, 5.00%, 2/15/23	1,000	1,081,330
Dallas, TX, 5.00%, 2/15/26	1,000	1,177,550
Delaware Valley Regional Finance Authority, PA, 1.90%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	9,000	9,027,630
Detroit, MI, 5.00%, 4/1/20	810	815,200
Detroit, MI, 5.00%, 4/1/21	1,000	1,031,770
Elmira, NY, 3.00%, 5/22/20(1)	3,000	3,011,610
Elmira, NY, 3.00%, 7/10/20(1)	3,500	3,516,828
Elmira, NY, 5.00%, 5/15/26	115	115,493
Harford County, MD, 5.00%, 9/15/23	1,000	1,141,730
Honolulu City and County, HI, 1.92%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(2)	1,000	1,000,060
Illinois, 0.00%, 8/1/20	265	261,343
Illinois, 0.00%, 8/1/21	200	192,398
Illinois, 5.00%, 1/1/20	750	750,000
Illinois, 5.00%, 8/1/20	2,000	2,038,920
Illinois, 5.00%, 11/1/21	10,000	10,559,600

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.00%, 2/1/22	$370	$392,774
Illinois, 5.00%, 6/1/22	495	530,239
Illinois, 5.00%, 10/1/22	2,000	2,161,520
Illinois, 5.00%, 10/1/23	285	313,819
Illinois, 5.00%, 2/1/24	500	552,015
Illinois, 5.00%, 6/1/24	4,850	5,391,939
Illinois, 5.00%, 8/1/24	2,085	2,230,825
Illinois, 5.00%, 11/1/24	3,000	3,350,580
Illinois, 5.00%, 8/1/25	1,000	1,068,770
Illinois, 5.00%, 11/1/25	5,000	5,649,600
Massachusetts, (SPA: Barclays Bank PLC), 1.64%, 3/1/26(3)	10,410	10,410,000
New Haven, CT, 5.00%, 8/1/21	1,000	1,052,910
New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,657,700
New York, NY, (SPA: State Street Bank and Trust Co.), 1.65%, 4/1/36(3)	6,700	6,700,000
North Carolina, 5.00%, 6/1/23	845	956,439
Union City, NJ, 5.00%, 11/1/23	1,000	1,128,710
Washington, 5.00%, 6/1/27(4)	1,500	1,781,145
West Hartford, CT, 5.00%, 7/1/21(4)	2,195	2,297,902
West Hartford, CT, 5.00%, 7/1/22(4)	710	769,605
West Hartford, CT, 5.00%, 7/1/23(4)	500	560,055
Westchester County, NY, 5.00%, 12/15/26	10,070	12,682,561
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,524,984
Will County Community High School District No. 210, IL, 4.00%, 1/1/22	950	951,235

		$137,640,740

Hospital — 17.3%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 1.70%, 1/1/46(3)	$5,585	$5,585,000
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), (LOC: JPMorgan Chase Bank, N.A.), 1.70%, 2/1/48(3)	3,430	3,430,000
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	785	799,530
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/20	520	530,665
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/21	775	807,449
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/22	810	860,034
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/23	1,135	1,225,879
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,255,424
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	505,778
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	162,240
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	194,075
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,336,620
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	534,955
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	551,495
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.21%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,015,210

Security	Principal Amount (000’s omitted)	Value
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 1.67%, 1/15/48(3)	$2,650	$2,650,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.67%, 1/15/38(3)	740	740,000
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,467,460
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,950	2,019,634
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/27(1)(4)	725	863,925
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/30(1)(4)	285	343,220
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/33(1)(4)	1,170	1,383,408
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.112%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(2)	1,000	1,000,530
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/21	250	262,543
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/22	515	556,164
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/25	385	445,037
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	445	522,564
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,090,330
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	258,463
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	655	718,312
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,172,879
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.03%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(2)	3,000	3,000,690
Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	1,630	1,707,784
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.36%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(2)	5,000	5,016,050
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,116,040
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	276,613
Indiana Finance Authority, (Parkview Health), 2.16%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	8,000	8,033,680
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	53,424
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	568,755
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	95,846
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/21(4)	2,645	2,755,296
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/22(4)	1,855	1,992,103
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/23(4)	1,945	2,150,898
Maricopa County Industrial Development Authority, AZ, (Banner Health), 2.18%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,810	6,826,412
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	606,293
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	192,592
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/22	450	488,052
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/23	725	809,086
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	744,504

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	$710	$722,020
Michigan Finance Authority, (McLaren Health Care), 1.619%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(2)	930	932,706
Michigan Finance Authority, (McLaren Health Care), 1.969%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(2)	5,000	5,006,600
Michigan Finance Authority, (Trinity Health Credit Group), 2.09%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(2)	5,000	5,006,600
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 1.68%, 11/15/35(3)	8,750	8,750,000
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.16%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	4,375	4,370,625
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/25	1,050	1,180,294
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	1,010	1,132,058
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,131,840
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	540	614,239
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/26	800	947,168
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/27	2,000	2,357,460
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/29	300	350,847
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	1,595	1,857,649
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,016,780
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), 1.70%, 8/1/34(3)	1,130	1,130,000
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/26	400	483,888
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/27	390	481,533
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/28	455	571,034
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/29	750	951,383
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,502,189
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.24%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,009,120
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,390,862
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	821,794
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/25	400	467,124
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/25	1,195	1,366,279
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/28	1,395	1,668,504
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/29	1,000	1,207,160
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/30	1,000	1,202,340
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/54	3,000	3,495,300
Roane County Building Commission, WV, (Roane General Hospital), 2.55%, 11/1/21	2,250	2,262,262
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 2.21%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,500,825
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	56,365

		$138,667,789

Security	Principal Amount (000’s omitted)	Value
Housing — 4.2%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,558,799
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	2,170	2,191,483
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	1,000	1,059,310
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	545,430
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.16%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,655	2,655,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.16%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(2)	10,000	9,989,700
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/22	835	869,068
North Dakota Housing Finance Agency, 2.01%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(2)	2,500	2,500,075
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/26	160	188,474
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/27	385	459,490
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/28	240	289,838
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/29	300	365,976
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/30	225	272,079
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/31	210	252,242
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	600	699,888
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	200	237,866
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/21	115	118,280
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/22	230	240,874
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/23	390	427,935
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/24	440	493,288
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/25	980	1,119,307
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,262,874
Washington Housing Finance Commission, 2.16%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(2)	3,000	3,000,960

		$33,798,236

Industrial Development Revenue — 9.7%
Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$2,031,880
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,681,339
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	1,550	1,716,237
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,066,150
Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,411,860
Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	4,000	4,059,280

Security	Principal Amount (000’s omitted)	Value
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	$875	$957,994
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	1,039,620
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,063,000
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.41%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(2)	5,000	5,007,900
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,599,225
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.36%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(2)	2,000	1,999,660
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,649,030
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,581,900
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	715,801
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,267,272
Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	5,000	5,524,850
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	800	865,096
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	5,034,750
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,554,360
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,620,974
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,122,220
Rockport, IN, (AEP Generating Co.), Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	1,993,560
Rockport, IN, (AEP Generating Co.), Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,242,755
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,721,616
St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	10,356,702
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	2,245	2,467,255
West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,151,080

		$77,503,366

Insured-Education — 0.2%
Missouri Southern State University, (AGM), 5.00%, 10/1/24	$110	$125,463
Missouri Southern State University, (AGM), 5.00%, 10/1/25	125	145,335
Missouri Southern State University, (AGM), 5.00%, 10/1/27	205	245,440
Missouri Southern State University, (AGM), 5.00%, 10/1/28	200	242,146
Missouri Southern State University, (AGM), 5.00%, 10/1/31	290	351,628
Missouri Southern State University, (AGM), 5.00%, 10/1/32	155	187,282
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	169,254

		$1,466,548

Insured-Electric Utilities — 0.5%
Puerto Rico Electric Power Authority, (AGM), 4.00%, 7/1/23	$305	$305,134
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/21	450	468,176
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,898,966
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	173,439
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	500	511,415
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	325	331,575

		$3,688,705

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 2.0%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$251,375
Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,851,292
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	111,201
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	980,700
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/21	125	119,968
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	470	440,851
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/23	2,245	2,054,714
Chicago Board of Education, IL, Series 1998B, (NPFG), 0.00%, 12/1/24	365	325,719
Chicago Board of Education, IL, Series 1999A, (NPFG), 0.00%, 12/1/24	260	232,019
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	290	243,617
Chicago Board of Education, IL, (NPFG), 5.25%, 12/1/21	570	602,348
Chicago, IL, (AGM), 0.00%, 1/1/25	250	223,743
Chicago, IL, (NPFG), 0.00%, 1/1/23	175	163,553
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	139,899
Matteson, IL, (AGM), 3.60%, 12/1/24	395	405,349
McCook, IL, (AGM), 4.00%, 12/1/20	50	51,030
McCook, IL, (AGM), 4.00%, 12/1/21	135	140,760
McCook, IL, (AGM), 4.00%, 12/1/22	225	239,294
McCook, IL, (AGM), 4.00%, 12/1/23	250	270,705
McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,070,849
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	528,863
Puerto Rico, (AGC), 5.00%, 7/1/24	125	128,314
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	137,623
Stickney, IL, (BAM), 4.00%, 12/1/22	200	212,588
Stickney, IL, (BAM), 4.00%, 12/1/23	350	378,161
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/22(4)	495	526,764
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/25(4)	540	615,719
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/28(4)	630	748,534
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,770	1,738,901
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	116,576

		$16,051,029

Insured-Hospital — 0.1%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$680,774

		$680,774

Insured-Lease Revenue/Certificates of Participation — 1.9%
Kentucky Asset/Liability Commission, (NPFG), 1.80%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(2)	$4,760	$4,759,572
Kentucky Asset/Liability Commission, (NPFG), 1.809%, (67% of 3 mo. USD LIBOR + 0.53%), 11/1/27(2)	1,545	1,534,046
Kentucky Asset/Liability Commission, (NPFG), 1.83%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	8,890	8,818,880

		$15,112,498

Insured-Other Revenue — 0.2%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,190	$1,227,556

		$1,227,556

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.3%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,815	$1,855,039
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	447,876
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	507,265

		$2,810,180

Insured-Transportation — 0.8%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,328,544
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,344,820
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	351,213
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	645	661,944

		$6,686,521

Lease Revenue/Certificates of Participation — 0.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,358,060
New Jersey Economic Development Authority, (School Facilities Construction), 3.16%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,003,280

		$3,361,340

Other Revenue — 6.1%
Albany Parking Authority, NY, 5.00%, 7/15/20	$575	$585,862
Albany Parking Authority, NY, 5.00%, 7/15/21	635	669,652
Albany Parking Authority, NY, 5.00%, 7/15/22	705	766,448
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(1)	750	811,987
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,464,490
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/23	500	550,875
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/24	600	677,898
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	500	577,540
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,080,180
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	913,360
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 4.375%, 2/1/31(1)	1,000	1,081,560
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 1.895%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,506,525
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.18%, (SIFMA + 1.57%), 8/1/48(2)	5,000	5,001,750
Northern California Gas Authority No. 1, Gas Project Revenue, 2.126%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	1,050	1,039,636
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.00%, (67% of 1 mo. USD LIBOR + 0.86%), 10/1/48(2)	3,000	3,019,290
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,642,620
Southeast Alabama Gas Supply District, (Project No. 1), 2.26%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,991,780
Southeast Alabama Gas Supply District, (Project No. 2), 1.99%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	2,004,040
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 1.969%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,330	3,329,367

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.301%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	$3,250	$3,288,350
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.66%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(2)	7,000	7,123,480

		$49,126,690

Senior Living/Life Care — 10.7%
Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,180,774
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 5.00%, 5/15/28	300	344,715
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	242,915
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	200	221,692
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	250	283,478
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	287,148
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	905,464
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	296,157
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	329,203
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	459,038
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	775	777,224
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	210,000
Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2016, 4.00%, 1/1/21	300	306,117
Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2019, 4.00%, 1/1/21	700	714,273
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	311,793
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/24	540	577,616
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/27	200	221,306
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/28	240	267,782
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	501,135
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/21	325	338,296
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	908,437
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	1,960	1,960,078
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	261,493
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	266,930
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	385,516
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	468,639
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	405	412,432

Security	Principal Amount (000’s omitted)	Value
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	$720	$742,997
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/21	860	894,348
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	443,017
Iowa Finance Authority, (Lifespace Communities, Inc.), 2.875%, 5/15/49	1,750	1,761,112
Iowa Finance Authority, (Northcrest, Inc.), 3.25%, 3/1/23	3,300	3,301,980
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	972,992
Lancaster County Hospital Authority, PA, (Moravian Manors, Inc.), 2.875%, 12/15/23	1,925	1,925,423
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	2,055	2,152,345
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(1)	500	518,835
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(1)	515	560,397
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(1)	500	543,675
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(1)	400	434,036
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	2,000	2,005,940
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/21	100	104,727
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/22	100	107,059
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/23	125	136,541
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/24	150	166,622
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/25	100	112,651
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/26	150	170,540
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/27	200	227,834
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/28	200	226,870
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/29	250	282,355
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	6,000	6,156,720
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	705	767,294
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	425	467,020
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	1,130	1,243,881
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	554,197
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,928,530
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	691,614
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.25%, 7/1/23	1,525	1,527,150
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.375%, 7/1/24	1,525	1,526,830

Security	Principal Amount (000’s omitted)	Value
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	$1,600	$1,600,464
North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/25	250	271,050
North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/26	240	262,584
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/27	565	658,671
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/21	830	863,150
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	440	505,485
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	605	633,132
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	751,830
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	526,921
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	233,291
Santa Fe, NM, (El Castillo Retirement Residences), 2.25%, 5/15/24	600	600,756
Santa Fe, NM, (El Castillo Retirement Residences), 2.625%, 5/15/25	1,000	1,001,340
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/20	450	453,001
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	528,450
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,473,763
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	1,450	1,594,449
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,688,905
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,785,204
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	1,018,990
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,208,641
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	1,490	1,666,803
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,838,726
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/21(4)	310	315,140
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/23(4)	235	245,103
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/24(4)	245	258,348
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25(4)	250	266,175
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(1)	520	617,256
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(1)	2,000	2,016,160
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	255,275
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	218,926

Security	Principal Amount (000’s omitted)	Value
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	$1,000	$1,127,840
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	340	351,257
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/23	365	399,777
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/24	350	392,556
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,333,075
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	365	372,472
Washington Housing Finance Commission, (Transforming Age), 2.375%, 1/1/26(1)	4,000	4,004,360
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/24(1)	180	194,584
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/25(1)	385	422,903
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	400	448,016
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(1)	260	261,381
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/22	200	205,916
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/23	100	103,681
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/24	100	104,130
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/25	100	104,284
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	260,468
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/27	425	438,591
Wayzata, MN, (Folkestone Senior Living Community), 3.125%, 8/1/28	650	670,501
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	150	156,549
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	208,900
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	250	264,530
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	384,619

		$85,663,562

Special Tax Revenue — 1.5%
Baltimore, MD, (Harbor Point), 2.65%, 6/1/22(1)	$200	$200,230
Baltimore, MD, (Harbor Point), 2.70%, 6/1/23(1)	285	285,459
Baltimore, MD, (Harbor Point), 2.80%, 6/1/25(1)	125	125,310
Baltimore, MD, (Harbor Point), 2.85%, 6/1/26(1)	135	135,392
Baltimore, MD, (Harbor Point), 2.95%, 6/1/27(1)	175	175,693
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/25	250	294,383
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/26	330	395,063
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/27	325	394,293
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/28	425	521,024
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/29	400	494,168
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/30	680	831,722
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/31	785	953,076
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/32	660	795,201
Illinois Sports Facilities Authority, 5.00%, 6/15/22	315	336,921

Security	Principal Amount (000’s omitted)	Value
Illinois Sports Facilities Authority, 5.00%, 6/15/23	$250	$273,878
Illinois, Sales Tax Revenue, 5.00%, 6/15/21	140	145,828
Illinois, Sales Tax Revenue, 5.00%, 6/15/22	945	1,008,551
Illinois, Sales Tax Revenue, 5.00%, 6/15/23	925	1,010,840
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.67%, 8/1/42(3)	450	450,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: U.S. Bank, N.A.), 1.66%, 8/1/42(3)	1,500	1,500,000
Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	710,606
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	1,250	1,265,762

		$12,303,400

Student Loan — 3.4%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	$550	$565,972
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	818,693
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	5,380	5,587,291
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	500,000
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	3,900	4,109,235
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,117,790
Massachusetts Educational Financing Authority, Series 2012, (AMT), 5.00%, 7/1/20	5,000	5,090,650
Massachusetts Educational Financing Authority, Series 2013, (AMT), 5.00%, 7/1/20	2,000	2,036,260
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	5,068,251
Rhode Island Student Loan Authority, Series 2017, (AMT), 5.00%, 12/1/23	600	676,614
Rhode Island Student Loan Authority, Series 2018, (AMT), 5.00%, 12/1/23	1,250	1,409,612

		$26,980,368

Transportation — 8.4%
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	$5,000	$5,840,500
E-470 Public Highway Authority, CO, 1.616%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(2)	3,500	3,500,105
E-470 Public Highway Authority, CO, 2.251%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(2)	3,375	3,403,654
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,110,440
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,774,736
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,061,770
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,647,240
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/24	200	181,034
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,116,720
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.81%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	13,000	13,069,680
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,692,705
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	2,000	2,304,540
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,291,360
Pennsylvania Turnpike Commission, 2.21%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,005,280
Pennsylvania Turnpike Commission, 2.31%, (SIFMA + 0.70%), 12/1/23(2)	2,500	2,517,300
Pennsylvania Turnpike Commission, 2.59%, (SIFMA + 0.98%), 12/1/21(2)	2,150	2,171,650
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,340,040
South Carolina Transportation Infrastructure Bank, 1.595%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	5,000	5,006,300

Security	Principal Amount (000’s omitted)	Value
Susquehanna Area Regional Airport Authority, PA, (AMT), 5.00%, 1/1/21	$2,000	$2,063,600
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	3,159,200
Triborough Bridge and Tunnel Authority, NY, (LOC: Citibank, N.A.), 1.59%, 1/1/32(3)	8,800	8,800,000

		$67,057,854

Water and Sewer — 1.3%
California Department of Water Resources, (Central Valley Project), 1.98%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(2)	$500	$501,580
Charleston, SC, Waterworks and Sewer System Revenue, 1.633%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(2)	5,000	5,007,300
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	615	734,212
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 1.66%, 6/15/45(3)	4,000	4,000,000
Riverside, CA, Water System Revenue, 2.24%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(2)	215	215,034

		$10,458,126

Total Tax-Exempt Municipal Securities — 98.1% (identified cost $771,486,304)		$784,580,278

Tax-Exempt Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.30%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$479	$479,047

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $479,067)		$479,047

Taxable Municipal Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value
Education — 0.5%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$3,436,493
Public Finance Authority, WI, (Barton College), 5.00%, 3/1/20	340	340,527

		$3,777,020

Escrowed/Prerefunded — 0.1%
South Jersey Transportation Authority, NJ, Escrowed to Maturity, 4.20%, 11/1/21	$725	$754,160

		$754,160

General Obligations — 0.4%
Chicago Board of Education, IL, 5.182%, 12/1/21	$325	$331,568
Chicago, IL, 7.75%, 1/1/42	2,659	3,012,833

		$3,344,401

Hospital — 0.7%
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.063%, 7/1/20	$2,020	$2,022,303
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.263%, 7/1/21	1,000	1,001,790

Security	Principal Amount (000’s omitted)	Value
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	$815	$820,403
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,408,213

		$5,252,709

Insured-Hospital — 0.1%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.522%, 7/1/20	$500	$503,415
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	375	386,910

		$890,325

Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.20%, 5/15/21	$555	$556,654
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 4.00%, 11/15/22	550	550,203
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(1)	90	110,303

		$1,217,160

Special Tax Revenue — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	$1,000	$1,006,010
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	1,060	1,052,887

		$2,058,897

Total Taxable Municipal Securities — 2.2% (identified cost $16,837,123)		$17,294,672

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 6.50%, 4/1/32	$1,865	$1,882,962
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,279,082

		$3,162,044

Other Revenue — 0.5%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(1)	$3,470	$4,021,765

		$4,021,765

Total Corporate Bonds & Notes — 0.9% (identified cost $6,585,000)		$7,183,809

Total Investments — 101.3% (identified cost $795,387,494)	$809,537,806

Other Assets, Less Liabilities — (1.3)%	$(10,174,534)

Net Assets — 100.0%	$799,363,272

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	10.3%
Others, representing less than 10% individually	91.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.0% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $71,049,614 or 8.9% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2019.

(4)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$784,580,278	$—	$784,580,278
Tax-Exempt Mortgage-Backed Securities	—	479,047	—	479,047
Taxable Municipal Securities	—	17,294,672	—	17,294,672
Corporate Bonds & Notes	—	7,183,809	—	7,183,809
Total Investments	$—	$809,537,806	$—	$809,537,806

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.